                                             UAM Funds
                                             Funds for the Informed Investor/sm/

ICM Small Company Portfolio
Semi-Annual Report

                                                                  April 30, 2001

                                                                          UAM(R)

UAM FUNDS                 ICM SMALL COMPANY PORTFOLIO
                          APRIL 30, 2001

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter .............................................        1

Statement of Net Assets ..........................................        3

Statement of Operations ..........................................        9

Statement of Changes in Net Assets ...............................       10

Financial Highlights .............................................       11

Notes to Financial Statements ....................................       12
--------------------------------------------------------------------------------

UAM FUNDS                              ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2001

Dear Shareholders:

Small cap value stocks maintained their leadership role established in the second half of fiscal 2000 and materially outperformed small cap growth stocks in this fiscal year's first half.

                                                    Total Returns
                                 -----------------------------------------------------
                                 1st Fiscal Quarter 2nd Fiscal Quarter 1st Fiscal Half
                                 ------------------ ------------------ ---------------
                                 Nov. 1, 2000-      Feb. 1, 2000-      Nov. 1, 2000-
                                 Jan. 31, 2001      April 30, 2001     April 30, 2001
                                 ------------------ ------------------ ---------------
ICM Small Company Portfolio .....   12.69%            5.80%           19.24%
Russell 2000 Value Index ........   11.49%            2.81%           14.62%
Russell 2000 Index ..............    2.51%           -4.18%           -1.77%
Russell 2000 Growth Index .......   -6.12%          -11.95%          -17.34%
S&P 500 Index ...................   -4.15%           -8.26%          -12.07%

We have felt for some time that earnings estimates for the current year were too high. The abrupt slowing of the economy in late 2000, led by a serious decline in technology capital spending, made even our rather subdued profits forecast too optimistic. The combination of materially lower earnings estimates and lowered long-term growth assumptions for most technology stocks led to a sharp decline in the growth sector of the market, both in large and small cap stocks. As is very often the case in weak markets, value stocks outperformed despite some earnings problems of their own.

The Federal Reserve Board's response to the slowing economy was a significant reduction in interest rates and a signal that it would do whatever was needed to restart the economy. The preliminary first quarter GDP estimate of 2.0% growth masks the very weak conditions in the manufacturing and capital goods areas of the economy. Consumer and business confidence remain quite shaky as unemployment has risen and energy prices remain very high. Inventories are still too high and production capacity exceeds demand by a wide margin in a number of industries. It should take some months to correct these imbalances.

The good news is that interest rates are going down and liquidity is rising. This should bolster the economy as we enter the second half and the worst of the corporate earnings comparisons should be behind us by the third quarter. That being said, equities are not cheap and we believe the potential upside in stock prices is

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

rather limited. Strong rallies in the beaten down technology sectors are likely in the months ahead, but individual stock selection rather than sector concentration and rotation will be the key to good performance for the balance of the fiscal year. This type of market environment usually favors value stocks over growth stocks.

Respectfully,

/s/Robert D. McDorman, Jr.
Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

         A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.


                     Definition of the Comparative Indices
                     -------------------------------------

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

Russell 2000 Growth Index is a subset of the Russell 2000 Index (an unmanaged index comprised of small capitalization, U.S. companies) that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 2000 Value Index is a subset of the Russell 2000 Index (an unmanaged index comprised of small capitalization, U.S. companies) that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

         Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns,
                    the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCKS - 91.7%


                                                    Shares          Value
                                                   ----------    ------------
AUTO & TRANSPORTATION -- 2.3%
     Aramex International Ltd.* .................     175,000    $  1,935,500
     BorgWarner .................................     150,000       6,679,500
     Donnelly ...................................     161,750       2,191,713
     Intermet ...................................     175,000         883,750
     Swift Transportation* ......................     225,000       4,097,250
                                                                 ------------
                                                                   15,787,713
                                                                 ------------
CONSUMER DISCRETIONARY -- 17.5%
     Aaron Rents .................................    330,000       5,676,000
     Advanced Marketing Services .................    255,500       6,195,875
     Aptargroup ..................................    340,000      10,737,200
     Baldor Electric .............................    202,000       4,213,720
     Bell & Howell* ..............................    200,000       5,200,000
     Bowne .......................................    157,800       1,578,000
     Burlington Coat FactoryWarehouse  ...........    200,000       4,120,000
     Bush Industries, Cl A .......................    225,000       3,237,750
     F.Y.I.* .....................................    150,000       5,212,500
     Finlay Enterprises* .........................    311,500       3,675,700
     FTI Consulting* .............................    270,000       4,171,500
     Furniture Brands International* .............    175,000       3,967,250
     Garden Fresh Restaurant* ....................    130,000         872,300
     Hancock Fabrics .............................    106,100         876,386
     Jakks Pacific* ..............................    315,000       4,513,950
     Men's Wearhouse*.............................    200,000       5,090,000
     Mohawk Industries* ..........................     85,000       2,776,100
     Papa John's International* ..................    175,000       4,882,500
     R.H. Donnelley* .............................    250,000       7,125,000
     REX Stores* .................................    150,000       2,794,500
     Right Management Consultants* ...............    204,000       3,653,640
     Russ Berrie .................................     61,400       1,458,250
     Saks* .......................................    200,000       2,380,000
     ShopKo Stores* ..............................    500,000       3,980,000
     Stanley Furniture* ..........................    200,000       5,800,000
     Toro ........................................    240,000      11,076,000
     Tropical Sportswear International* ..........    138,000       2,401,200
     Unitel Video* ...............................    120,000             720
                                                                 ------------
                                                                  117,666,041
                                                                 ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued


                                                     Shares          Value
                                                   -----------    ------------
CONSUMER STAPLES -- 1.5%
     Earthgrains .................................     200,000    $  4,500,000
     Ruddick .....................................     225,000       3,102,750
     Sylvan* .....................................     200,000       2,360,000
                                                                  ------------
                                                                     9,962,750
                                                                  ------------
ENERGY -- 10.8%
     Barrett Resources* ..........................      67,700       4,356,495
     Belco Oil & Gas* ............................     250,000       2,225,000
     Clayton Williams Energy* ....................     140,500       2,720,080
     Equitable Resources .........................     150,000      12,000,000
     Meridian Resource* ..........................     400,000       3,016,000
     Midcoast Energy Resources ...................     125,000       3,361,250
     Newpark Resources* ..........................     500,000       4,635,000
     Oceaneering International* ..................     300,000       7,140,000
     Offshore Logistics* .........................     100,000       2,650,000
     Penn Virginia ...............................     250,000      11,125,000
     Seitel* .....................................      91,300       1,781,263
     ST Mary Land & Exploration ..................     200,000       4,970,000
     Stone Energy* ...............................     100,000       4,970,000
     Varco International* ........................     100,000       2,338,000
     Westport Resources* .........................     200,000       5,040,000
                                                                  ------------
                                                                    72,328,088
                                                                  ------------
FINANCIAL SERVICES -- 10.9%
     Allied Capital Corp Funds ...................     191,000       4,444,570
     Chittenden ..................................     190,000       5,700,000
     Colonial Bancgroup ..........................     502,000       6,249,900
     CVB Financial ...............................     164,510       2,582,807
     Hanmi Financial* ............................      49,892         835,691
     Landamerica Financial Group .................     150,000       4,500,000
     Medallion Financial .........................     240,000       2,988,000
     Medical Assurance* ..........................      97,394       1,502,789
     Nova Corp* ..................................     279,000       6,322,140
     Parkvale Financial ..........................      10,000         226,500
     Prosperity Bancshares .......................     161,000       3,427,690
     PXRE Group Ltd ..............................     160,000       2,872,000
     Radian Group ................................     100,100       7,757,750
     Sun Bancorp* ................................     151,200       1,277,640
     Superior Financial* .........................     100,000       1,340,000

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS - continued


                                                    Shares         Value
                                                  ----------    ------------
FINANCIAL SERVICES -- continued
     Trammell Crow* .............................    500,000    $  5,615,000
     Trenwick Group Ltd. ........................    250,000       5,000,000
     Triad Guaranty* ............................     37,800       1,338,498
     UCBH Holdings ..............................    130,000       3,590,600
     West Coast Bancorp .........................    306,900       3,277,692
     WSFS Financial .............................    160,000       2,112,000
                                                                ------------
                                                                  72,961,267
                                                                ------------
HEALTH CARE -- 7.1%
     Apria Healthcare Group* ....................    150,000       3,895,500
     Bio-Rad Laboratories, Cl A* ................    148,300       6,080,300
     Cambrex ....................................    125,000       5,815,000
     Covance* ...................................    300,000       4,935,000
     Dentsply International .....................    250,000       9,795,000
     MedQuist* ..................................    120,000       3,236,400
     Omnicare ...................................    425,000       9,435,000
     Spacelabs Medical* .........................    100,000         990,000
     US Oncology* ...............................    400,000       3,580,000
                                                                ------------
                                                                  47,762,200
                                                                ------------
MATERIALS & PROCESSING -- 10.0%
     Actuant, Cl A* .............................     50,000         762,500
     Carpenter Technology .......................    125,000       3,275,000
     Centex Construction Products ...............    125,000       3,571,250
     Clarcor ....................................    125,000       3,087,500
     Fibermark* .................................    325,000       4,306,250
     Graco ......................................     83,800       2,296,120
     Granite Construction .......................    600,000      15,408,000
     Griffon* ...................................    675,000       6,277,500
     Martin Marietta Materials ..................    125,000       5,746,250
     Minerals Technologies ......................    200,000       7,670,000
     Omnova Solutions ...........................     64,700         419,256
     PolyOne ....................................    500,000       4,225,000
     Quaker Chemical ............................    225,000       3,993,750
     Schulman ...................................    100,000       1,167,000
     Spartech ...................................    250,000       4,497,500
                                                                ------------
                                                                  66,702,876
                                                                ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS - continued


                                                     Shares          Value
                                                   ----------    ------------
PRODUCER DURABLES -- 17.7%
     Ametek .....................................     200,000    $  5,522,000
     Armor Holdings* ............................     200,000       3,330,000
     Belden .....................................     280,000       6,610,800
     C&D Technologies ...........................     138,000       4,896,240
     Centex .....................................     125,000       5,393,750
     Diebold ....................................     175,000       5,703,250
     Gencorp ....................................     114,700       1,378,694
     Heico, Cl A ................................     300,000       5,040,000
     Hughes Supply ..............................     300,000       4,536,000
     MDC Holdings ...............................     550,000      23,661,000
     Milacron ...................................     300,000       5,475,000
     MKS Instruments* ...........................     215,000       5,420,150
     Northwest Pipe* ............................     175,000       2,231,250
     Quixote ....................................     268,000       6,691,960
     Ryland Group ...............................     200,000       9,502,000
     Spacehab* ..................................     320,000         931,200
     Technitrol .................................     150,000       4,512,000
     Teleflex ...................................     125,000       6,113,750
     Webb* ......................................     225,000       7,605,000
     Woodhead Industries ........................     230,000       3,962,900
                                                                 ------------
                                                                  118,516,944
                                                                 ------------
REAL ESTATE INVESTMENT TRUSTS -- 7.6%
     AMLI Residential Properties ................     150,000       3,498,000
     Camden Property Trust ......................     125,000       4,162,500
     CBL & Associates Properties ................     200,000       5,510,000
     Corporate Office Properties Trust ..........      98,300         983,000
     First Industrial Realty Trust ..............     100,000       3,075,000
     Gables Residential Trust ...................     150,000       4,320,000
     Healthcare Realty Trust ....................     100,000       2,400,000
     LaSalle Hotel Properties ...................     185,000       3,145,000
     Liberty Property Trust .....................     200,000       5,770,000
     Mack-Cali Realty ...........................      80,000       2,142,400
     Mills ......................................     225,000       4,774,500
     Pan Pacific Retail Properties ..............     150,000       3,378,000
     Parkway Properties .........................     100,000       2,872,000
     Reckson Associates Realty ..................     200,000       4,702,000
                                                                 ------------
                                                                   50,732,400
                                                                 ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS - continued


                                                   Shares         Value
                                                  ---------    ------------
TECHNOLOGY -- 5.8%
     Analogic ....................................  125,000    $  5,998,750
     Ansys* ......................................  276,500       3,660,860
     APWLtd.* ....................................  275,300       2,312,520
     Commscope* ..................................  300,000       5,664,000
     CoorsTek* ...................................  112,500       4,136,625
     DDI* ........................................   99,000       2,432,430
     Kent Electronics* ...........................  225,000       4,860,000
     OAK Technology* .............................  131,700       1,467,138
     Park Electrochemical ........................   82,000       1,927,000
     Pioneer Standard Electronics ................  350,000       4,200,000
     Transaction Systems Architects, Cl A* .......  260,000       2,194,400
                                                               ------------
                                                                 38,853,723
                                                               ------------
UTILITIES -- 0.5%
     Nui .........................................  150,000       3,352,500
                                                               ------------
     TOTAL COMMON STOCKS
      (Cost $488,927,555) ........................              614,626,502
                                                               ------------
CONVERTIBLE BOND -- 0.2%

                                                         Face
                                                        Amount
                                                      ----------
     Spacehab
        8.000%, 10/15/07 .........................     2,700,000      1,670,625
                                                                    -----------
     TOTAL CONVERTIBLE BOND
        (Cost $2,828,140)                                             1,670,625
                                                                    -----------

SHORT-TERM INVESTMENT -- 10.1%

REPURCHASE AGREEMENT -- 10.1%
     Chase Securities, Inc. 4.30%, dated
     04/30/01, due 05/01/01, to be
     repurchased at $67,349,044,
     collateralized by $66,334,669 of
     various U.S. Treasury Notes,
     value at $69,515,269
     (Cost $67,341,000) ..........................    67,341,000   $ 67,341,000
                                                                   ------------
TOTAL INVESTMENTS -- 102.0%
     (Cost $559,096,695)(a) ......................                  683,638,127
                                                                   ------------
     OTHER ASSETS AND LIABILITIES,
       NET -- (2.0%) .............................                  (13,688,999)
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2001 (Unaudited)

NET ASSETS CONSIST OF:


                                                               Value
                                                           -------------

NET ASSETS
     Paid in Capital .............................          $533,285,351
     Undistributed Net Investment Income .........               182,257
     Accumulated Net Realized Gain ...............            11,940,088
     Unrealized Appreciation
       on Investments  ...........................           124,541,432
                                                            ------------
     TOTAL NET ASSETS -- 100.0%                             $669,949,128
                                                            ============

Institutional Class Shares:
     Shares Issued and Outstanding
        (Authorized 50,000,000--
           $0.0001 par value) ....................            27,012,270
Net Asset Value, Offering and
     Redemption Price Per Share ..................                $24.80
                                                                  ======

 * Non-Income Producing Security

Cl Class
(a) The cost for federal income tax purposes was $559,096,695. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $124,541,432. This consisted of aggregate gross unrealized appreciation for all securities of $167,665,467 and an aggregate gross unrealized depreciation for all securities of $43,124,035.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     FOR THE SIX MONTHS ENDED
                                                     April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Investment Income
Dividends ...................................................     $  4,277,160
Interest ....................................................        1,780,196
                                                                  ------------
     Total Income ...........................................        6,057,356
                                                                  ------------
Expenses
Investment Advisory Fees -- Note B ..........................        2,067,570
Administration Fees -- Note C ...............................          266,437
Shareholder Servicing .......................................           48,870
Custodian Fees ..............................................           47,593
Printing Fees ...............................................           45,250
Legal Fees ..................................................           27,693
Audit Fees ..................................................            8,145
Registration and Filing Fees ................................            6,460
Directors' Fees -- Note E ...................................            4,073
Other Expenses ..............................................           50,400
                                                                  ------------
     Net Expenses Before Expense Offset .....................        2,572,491

Expense Offset-- Note A .....................................          (29,494)
                                                                  ------------
     Net Expenses After Expense Offset ......................        2,542,997
                                                                  ------------
Net Investment Income .......................................        3,514,359
                                                                  ------------
Net Realized Gain on Investments ............................       11,940,950
Net Change in Unrealized Appreciation
     (Depreciation) on Investments ..........................       91,747,265
                                                                  ------------
Net Gain on Investments .....................................      103,688,215
                                                                  ------------
Net Increase in Net Assets Resulting from Operations ........     $107,202,574
                                                                  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                  Six Months
                                                    Ended         Year Ended
                                                April 30, 2001    October 31,
                                                 (Unaudited)         2000
                                                --------------   -------------
Increase (Decrease) in Net Assets
Operations:
     Net Investment Income ................     $    3,514,359   $   6,368,522
     Net Realized Gain ....................         11,940,950      54,848,479
     Net Change in Unrealized
     Appreciation (Depreciation) ..........         91,747,265      31,967,784
                                                --------------   -------------
Net Increase in Net Assets Resulting from
  Operations ..............................        107,202,574      93,184,785
                                                --------------   -------------
Distributions:
     Net Investment Income ................         (3,869,356)     (6,555,421)
     Net Realized Gain ....................        (55,653,169)    (67,407,673)
                                                --------------   -------------
        Total Distributions ...............        (59,522,525)    (73,963,094)
                                                --------------   -------------
Capital Share Transactions
     Issued ...............................        106,928,648      88,855,273
     In Lieu of Cash Distributions ........         55,809,885      69,248,756
     Redeemed .............................        (78,104,050)   (199,671,587)
                                                --------------   -------------
     Net Increase (Decrease)
     from Capital Share Transactions ......         84,634,483     (41,567,558)
                                                --------------   -------------
        Total Increase (Decrease) .........        132,314,532     (22,345,867)
Net Assets:
     Beginning of Period ..................        537,634,596     559,980,463
                                                --------------   -------------
     End of Period (Including
     undistributed net investment
     income of $182,257 and
     $537,254, respectively) ..............     $  669,949,128   $ 537,634,596
                                                ==============   =============
Shares Issued and Redeemed:
     Issued ...............................          4,648,399       4,045,427
     In Lieu of Cash Distributions ........          2,617,210       3,469,386
     Redeemed .............................         (3,307,395)     (9,200,413)
                                                --------------   -------------
     Net Increase (Decrease) from
     Shares Issued ........................          3,958,214      (1,685,600)
                                                ==============   =============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                 Six Months
                                    Ended                   Years Ended October 31,
                                 April 30, 2001  -----------------------------------------------------
                                  (Unaudited)     2000        1999        1998        1997        1996
                                  -----------   --------    --------    --------    --------    --------
Net Asset Value,
  Beginning of Period ............  $  23.32    $  22.63    $  24.35    $  27.82    $  20.71    $  19.04
                                    --------    --------    --------    --------    --------    --------
Income from Investment
     Operations:
Net Investment Income ............      0.14        0.28        0.29        0.28        0.23        0.24
Net Realized and
     Unrealized Gain (Loss) ......      3.92        3.61       (0.30)      (1.58)       8.27        2.59
                                    --------    --------    --------    --------    --------    --------
Total from Investment
     Operations ..................      4.06        3.89       (0.01)      (1.30)       8.50        2.83
                                    --------    --------    --------    --------    --------    --------
Distributions:
     Net Investment Income .......     (0.16)      (0.28)      (0.29)      (0.24)      (0.20)      (0.24)
     Net Realized Gain ...........     (2.42)      (2.92)      (1.42)      (1.93)      (1.19)      (0.92)
                                    --------    --------    --------    --------    --------    --------
Total Distributions ..............     (2.58)      (3.20)      (1.71)      (2.17)      (1.39)      (1.16)
                                    --------    --------    --------    --------    --------    --------
Net Asset Value,
     End of Period ...............  $  24.80    $  23.32    $  22.63    $  24.35    $  27.82    $  20.71
                                    ========    ========    ========    ========    ========    ========
Total Return .....................     19.24%*     19.71%      (0.13)%     (5.04)%     43.28%      15.62%
                                    ========    ========    ========    ========    ========    ========
Ratios and
     Supplemental Data
Net Assets, End of Period
     (Thousands) .................  $669,949    $537,635    $559,980    $618,590    $518,377    $320,982
Ratio of Expenses to
     Average Net Assets ..........      0.87%**     0.85%       0.85%       0.89%       0.89%       0.88%
Ratio of Net Investment
     Income to Average
     Net Assets ..................      1.19%**     1.22%       1.18%       1.12%       0.97%       1.20%
Portfolio Turnover Rate ..........        12%         33%         32%         22%         23%         23%

 *   Not Annualized
**   Annualized

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The ICM Small Company Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 2001, the UAM Funds were comprised of 40 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum, long-term total return consistent with reasonable risk to principal, by investing primarily in the common stocks of smaller companies in terms of revenues, assets, and market capitalization.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the

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     event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

          Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to accumulated net realized gain (loss), undistributed net investment income (loss), and paid in capital.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits.

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          6. Accounting Standards Issued But Not Yet Adopted: On November 21,
     2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolio does not expect any material impact on results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Investment Counselors of Maryland, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of average daily net assets for the month. Old Mutual (US) Holdings Inc. is a subsidiary of Old Mutual plc, which gained control of United Asset Management Corporation ("UAM") on September 26, 2000.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc., ("UAMFSI"), a wholly owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc., ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the UAM Funds.

     Pursuant to the Agreement, the Portfolio paid UAMFSI 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500 and a fee based on the number of active shareholder accounts.

     For the five months ended March 31, 2001, UAMFSI was paid $219,707, of which $87,347 was paid to SEI for their services, $10,790 to DST for their services, and $9,060 to UAMSSC for their services.

     Effective April 1, 2001, SEI (the "Administrator") was appointed the administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

     Pursuant to the Administration Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio and an annual base fee of $54,500. For the one month ending April 30, 2001 the Administrator was paid $42,786.

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     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors,
Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Purchases and Sales: For the six months ended April 30, 2001, the Portfolio made purchases of $76,289,754 and sales of $66,150,174 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     G. Line of Credit: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of .10% per annum (provided that for the period beginning April 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2001, the Portfolio had no borrowings under the agreement.

     H. Other: At April 30, 2001, 10% of total shares outstanding were held by 1 record shareholder.

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                                     NOTES
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UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

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Officers and Directors

James F. Orr, III
Director, President and Chairman

John T. Bennett, Jr.
Director

Nancy J. Dunn
Director

Philip D. English
Director

William A. Humenuk
Director

Linda T. Gibson, Esq.
Vice President and Secretary

Sherry Kajdan Vetterlein
Vice President and Assistant Secretary

Christopher Salfi
Treasurer

Molly S. Mugler
Assistant Secretary

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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Investment Counselors of Maryland, Inc.
803 Cathedral Street
Baltimore, MD 21201

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
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